SHARE BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2011
Share Based Compensation [Line Items]
Number of Options, Outstanding	170,833	275,000		275,000	[1]
Number of Options, Forfeited		(104,167)	[1]
Number of Options, Outstanding	170,833	170,833		275,000		275,000	[1]
Number of Options, Exercisable	170,833							145,833
Weighted Average Exercise Price, Outstanding	$ 32.12	$ 27.45		$ 27.45	[1]
Weighted Average Exercise Price, Forfeited		$ 19.80	[1]
Weighted Average Exercise Price, Outstanding	$ 32.12	$ 32.12		$ 27.45		$ 27.45	[1]
Weighted Average Exercise Price, Exercisable	$ 32.12
Weighted Average Fair Value, Outstanding	$ 6.96	$ 6.99		$ 6.24	[1]
Weighted AverageFair Value, Forfeited		$ 9.33	[1]
Weighted Average Vesting Period, Outstanding	$ 6.96	$ 6.96		$ 6.99		$ 6.24	[1]
Weighted AverageFair Value, Exercisable	$ 6.96
Weighted Average Vesting Period, Forfeited (Years)		0 years	[1]
Weighted Average Vesting Period, Outstanding (Years)	3 years	3 years		3 years		3 years	[1]
Weighted Average Vesting Period, Exercisable (Years)	0 years

[1]	In 2008, the Company granted 25,000 share options to purchase common shares subject to a vesting period of three annual equal installments. On October 13, 2009, all these shares were vested due to the recapitalization.